Accounting Policies	3 Months Ended
Sep. 30, 2011
Accounting Policies
Restatement to Prior Year Income [Table Text Block]

NOTE 1 – RESTATEMENT OF PRIOR PERIOD CONSOLIDATED FINANCIAL STATEMENTS

The Company restated its previously issued consolidated financial statements included in the original quarterly report on Form 10-Q for the three and nine month periods ended September 30, 2010 to reflect the effect of an accounting and reporting error in the preparation of the financial statements. This error resulted in an overstatement of subordinated notes in the amount of $949,895, an understatement of accrued expenses – related parties in the amount of $8,000, an overstatement of accumulated deficit in the amount of $941,895 at September 30, 2010, and the overstatement of amortization – debt discount (originally reported as interest expense) and net loss in the amount of $941,895 for the three and nine month periods ended September 30, 2010.  Additionally, certain amounts in the 2010 consolidated financial statements were reclassified to conform to the presentation used in 2011. The revisions applied to the affected individual line items in the consolidated financial statements are as follows:

CONSOLIDATED BALANCE SHEET (UNAUDITED)

	September 30, 2010
	As previously		As
	Reported	Adjustments	Restated

ASSETS

CURRENT ASSETS
Cash	$733,536	$-	$733,536
Accounts receivable	21,134	-	21,134
VAT receivable	10,189	-	10,189
Total Current Assets	764,859	-	764,859

EQUIPMENT, net of accumulated depreciation	9,336	-	9,336
MEDICAL REGISTRATION RIGHTS, net of accumulated amortization	5,607,407	-	5,607,407
Total Assets	$6,381,602	$-	$6,381,602

LIABILITIES AND STOCKHOLDERS' EQUITY

CURRENT LIABILITIES
Accounts payable	$178,575	$-	$178,575
Accrued salaries	147,014	-	147,014
Accrued expenses	164,102	(164,102)	-
Accrued expenses - related parties	-	172,102	172,102
Subordinated notes	969,912	(969,912)	-
Notes payable	512,198	(512,198)	-
Loans payable to related parties	172,736	-	172,736
Total Current Liabilities	2,144,537	(1,474,110)	670,427

LONG TERM LIABILITIES
Bonds payable	-	512,198	512,198
Subordinated convertible debentures, net of discount	-	20,017	20,017
Total Long Term Liabilities	-	532,215	532,215

Total Liabilities	2,144,537	(941,895)	1,202,642

COMMITMENTS AND CONTINGENCIES	-	-	-

STOCKHOLDERS' EQUITY
Class A Convertible Preferred Stock	-	-	-
Common stock	162,776	-	162,776
Additional paid-in capital	68,964,054	-	68,964,054
Accumulated deficit	(64,916,816)	941,895	(63,974,921)
Accumulated other comprehensive income (loss)	27,051	-	27,051
Total Stockholders' Equity	4,237,065	941,895	5,178,960

Total Liabilities and Stockholders' Equity	$6,381,602	$-	$6,381,602

CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)

	For the Nine Months Ended September 30, 2010
	As previously		As
	reported	Adjustments	Restated

NET SALES	$4,648	$(4,648)	$-

COSTS AND EXPENSES
Selling, general and administrative	739,975	(4,648)	735,327
Depreciation and amortization	545,179	-	545,179
Research & development	58,266	-	58,266
Total Costs and Expenses	1,343,420	(4,648)	1,338,772

NET OPERATING LOSS	(1,338,772)	-	(1,338,772)

OTHER INCOME (EXPENSE)
Income (loss) on foreign exchange	12,760	-	12,760
Interest expense	(1,324,178)	1,303,941	(20,237)
Amortization - debt discount	-	(362,046)	(362,046)
Total Other Income (Expense)	(1,311,418)	941,895	(369,523)

LOSS BEFORE INCOME TAXES	(2,650,190)	941,895	(1,708,295)

PROVISION FOR INCOME TAXES	-	-	-

NET LOSS	$(2,650,190)	$941,895	$(1,708,295)

CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED)

	For the Nine Months Ended September 30, 2010
	As previously		As
	Reported	Adjustments	Restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(2,650,190)	$941,895	$(1,708,295)
Adjustments to reconcile net loss to cash flows used in operating activities:
Depreciation and amortization	545,179	-	545,179
Amortization of beneficial conversion feature	1,303,941	(941,895)	362,046
Changes in operating assets and liabilities:
Accounts receivable	60,730	-	60,730
VAT receivable	(3,735)	-	(3,735)
Accounts payable	(88,105)	-	(88,105)
Accrued salaries	(159,130)	-	(159,130)
Accrued expenses	560,929	(560,929)	-
Accrued expenses - related parties	-	560,929	560,929
Net Cash Used in Operating Activities	(430,381)	-	(430,381)

CASH FLOWS FROM INVESTING ACTIVITIES
Net Cash Used in Investing Activities	-	-	-

CASH FLOWS FROM FINANCING ACTIVITIES
Bank overdraft	(493)	-	(493)
Proceeds from bonds payable	512,198	-	512,198
Advances from notes payable to related parties	17,412	-	17,412
Proceeds from issuance of common stock	603,010	-	603,010
Net Cash Provided by Investing Activities	1,132,127	-	1,132,127

EFFECT OF CHANGE IN EXCHANGE RATE	31,790	-	31,790

INCREASE IN CASH	733,536	-	733,536

CASH, BEGINNING OF PERIOD	-	-	-
CASH, END OF PERIOD	$733,536	$-	$733,536

Nature of Operations [Text Block]

NOTE 2 – NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business

Genmed Holding Corp. (“GENM” or the “Company”) through its wholly owned Dutch subsidiary Genmed B.V. is focusing on the delivery of low cost generic medicines directly to distribution chains throughout Europe.  Generic medicines, which become available when the originator medicines patents has expired, are, due to continuing governmental pressure and new insurance policies, increasingly used as equally effective alternatives to higher-priced originator pharmaceuticals by general practitioners, specialists and hospitals.

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles generally accepted for interim financial statement presentation and in accordance with the instructions to Form 10-Q.  Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statement presentation.  In the opinion of management, the financial statements contain all adjustments (consisting of normal recurring accruals) necessary to present fairly the financial position, results of operations and cash flows.  The results of operations for the nine months ended September 30, 2011 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011.  For further information, refer to the financial statements and footnotes thereto included in the Genmed Holding Corp. and Subsidiaries annual report on Form 10-K/A for the year ended December 31, 2010.

Going Concern Note

NOTE 3 – GOING CONCERN

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred a net loss of $2,371,971 for the nine months ended September 30, 2011 and has an accumulated deficit of $72,367,724 at September 30, 2011. Management's plans include the raising of capital through the equity markets to fund future operations and the generating of revenue through its business. Failure to raise adequate capital and generate adequate sales revenues could result in the Company having to curtail or cease operations.  Additionally, even if the Company does raise sufficient capital to support its operating expenses and generate adequate revenues, there can be no assurance that the revenue will be sufficient to enable it to develop business to a level where it will generate profits and cash flows from operations.  These matters raise substantial doubt about the Company's ability to continue as a going concern.    The accompanying consolidated  financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Significant Accounting Policies [Text Block]

NOTE 4 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Other Accounting policies are set forth in Note B of our audited consolidated financial statements included in the Company’s Form 10-K/A for the year ended December 31, 2010.

Principals of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries Genmed B.V. and SNS Americas, Inc.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Foreign Currency Translation

The Company considers the EURO (“€”) to be its functional currency.  Assets and liabilities were translated into US dollars (“US$”) as of September 30, 2011 and December 31, 2010 at the period end exchange rate of €1.00 to US$ 1.35970 and €1.00 to US$ 1.32520, respectively.  Statement of Operations amounts for the nine months ended September 30, 2011 and 2010 were translated using the average rates during the periods of €1.00 to US$ 1.40710 and €1.00 to US$ 1.31695, respectively.

Reclassifications

Certain amounts in the December 31, 2010 financial statements have been reclassified to conform to the presentation used in the September 30, 2011 financial statements.